Unsecured senior notes (Details 2) - Unsecured Senior Note [Member] ¥ in Millions	Dec. 31, 2022 CNY (¥)
Within 1 year	¥ 0
Between 1 to 2 years	0
Between 2 to 3 years	0
Between 3 to 4 years	3,482
Between 4 to 5 years	0
Beyond 5 years	6,840
Total	¥ 10,322